VISIO 2020-1 DEPOSITOR LLC ABS-15G/A

Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 6/29/2020 7:11:26 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment